8. Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

The Fair Value Measurement Topic of FASB’s ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three types of valuation inputs in the fair market hierarchy are as follows:

•	“Level 1 inputs” are quoted prices in active markets for identical assets or liabilities.

•	“Level 2 inputs” are inputs other than quoted prices that are observable either directly or indirectly for the asset or liability.

•	“Level 3 inputs” are unobservable inputs for which little or no market data exists.

Financial instruments categorized as Level 1 holdings are publicly traded in liquid markets with daily quotes and include exchange-traded derivatives such as futures contracts and options, certain highly-rated debt obligations, and some equity securities. Holdings such as shares in money market mutual funds that are based on net asset values as derived from quoted prices in active markets of the underlying securities are also classified as Level 1.

The fair values of financial instruments that are not publicly traded in liquid markets, but do have characteristics similar to observable market information such as wholesale commodity prices, interest rates, credit margins, maturities, collateral, and the like upon which valuations are based are categorized in Level 2.

Financial instruments that are not traded in publicly quoted markets or that are acquired based on prices and terms determined by direct negotiation with the issuer are classified as Level 3. Level 3 securities are carried at book value which management believes approximates fair value, until circumstances otherwise dictate while Level 3 derivatives are adjusted to fair value based on appropriate mark-to-model methodologies.

Generally, with respect to valuation of Level 3 instruments, significant changes in inputs will result in higher or lower fair value measurements, any particular calculation or valuation methodology may produce estimates that may not be indicative of net realizable value or reflective of future fair values, and such variations could be material.

From time to time, the Company may engage third parties such as appraisers, brokers, or investment bankers to assist management in its valuation and classification of financial instruments.

There have been no changes in the methodologies used since December 31, 2014.

The following table presents certain assets measured at fair value on a recurring basis as of the dates indicated:

	Level 1	Level 2	Level 3	Total
At June 30, 2015
Cash in trading accounts, net	$8,481,124	$–	$–	$8,481,124
Marketable securities	1,080,837	–	–	1,080,837
Investment in convertible notes	–	–	1,680,297	1,680,297

At December 31, 2014
Cash in trading accounts, net	$19,663,833	$–	$–	$19,663,833
FTR positions, net	–	–	1,435,819	1,435,819
Marketable securities	311,586	–	–	311,586
Investment in convertible notes	–	–	1,604,879	1,604,879

There were no transfers during the six months ended June 30, 2015 between Levels 1 and 2.

Level 3 Assets

The following table reconciles beginning and ending Level 3 fair value financial instrument balances for the six months ended June 30, 2015:

Balance - December 31, 2014	$3,040,698

Total gains and losses:
Included in other comprehensive income	–
Included in earnings	(1,435,819)
Purchases	75,418
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–

Balance - June 30, 2015	$1,680,297

Losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held as of June 30, 2015	$(1,435,819)

The Fair Value Measurement Topic of FASB’s ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three types of valuation inputs in the fair market hierarchy are as follows:

•	“Level 1 inputs” are quoted prices in active markets for identical assets or liabilities.

•	“Level 2 inputs” are inputs other than quoted prices that are observable either directly or indirectly for the asset or liability.

•	“Level 3 inputs” are unobservable inputs for which little or no market data exists.

Financial instruments categorized as Level 1 holdings are publicly traded in liquid markets with daily quotes and include exchange-traded derivatives such as futures contracts and options, certain highly-rated debt obligations, and some equity securities. Holdings such as shares in money market mutual funds that are based on net asset values as derived from quoted prices in active markets of the underlying securities are also classified as Level 1. The fair values of financial instruments that are not publicly traded in liquid markets, but do have characteristics similar to observable market information such as wholesale commodity prices, interest rates, credit margins, maturities, collateral, and the like upon which valuations are based are categorized in Level 2. Financial instruments that are not traded in publicly quoted markets or that are acquired based on prices and terms determined by direct negotiation with the issuer are classified as Level 3. Level 3 securities are carried at book value which management believes approximates fair value, until circumstances otherwise dictate while Level 3 derivatives are adjusted to fair value based on appropriate mark-to-model methodologies.

Generally, with respect to valuation of Level 3 instruments, significant changes in inputs will result in higher or lower fair value measurements, any particular calculation or valuation methodology may produce estimates that may not be indicative of net realizable value or reflective of future fair values, and such variations could be material.

From time to time, the Company may engage third parties such as appraisers, brokers, or investment bankers to assist management in its valuation and classification of financial instruments.

There have been no changes in the methodologies used since December 31, 2013.

The following table presents certain assets measured at fair value on a recurring basis as of the dates indicated:

	Level 1	Level 2	Level 3	Total
December 31, 2014
Cash in trading accounts, net	$19,551,333	$–	$–	$19,551,333
FTR positions, net	–	–	1,435,819	1,435,819
Marketable securities	311,586	–	–	311,586
Investment in convertible notes	–	–	1,604,879	1,604,879

December 31, 2013
Cash in trading accounts, net	$10,484,448	$–	$–	$10,484,448
Marketable securities	256,004	–	–	256,004
Mortgage note receivable	–	–	353,504	353,504

There were no transfers during the year ended December 31, 2014 between Levels 1 and 2.

Level 3 Assets

The following table reconciles beginning and ending Level 3 fair value financial instrument balances for the years ended December 31, 2014 and 2013:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
Balance - December 31, 2012	$–

Total gains and losses:
Included in other comprehensive income	–
Included in earnings	–
Purchases	353,504
Transfers into Level 3	–
Transfers out of Level 3	–
Balance - December 31, 2013	353,504

Total gains and losses:
Included in other comprehensive income	–
Included in earnings	1,435,819
Purchases	1,604,879
Transfers into Level 3	–
Transfers out of Level 3*	(353,504)
Balance - December 31, 2014	$3,040,698

Gains for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held as of December 31, 2014	$1,435,819

___________________

* - Reflects foreclosure on mortgage note and transfer of land received to "Land held for development"; see "Note 12 - Land Held for Development; Mortgage Receivable".

Valuation Techniques and Sensitivity of Level 3 Fair Values

The following table describes the valuation techniques used to measure the fair value of the Company’s Level 3 assets at December 31, 2014.

Type of Level 3 Asset	Fair Value at December 31, 2014	Valuation Techniques	Unobservable Inputs	Range of Inputs

FTRs	$ 1,435,819	Mark-to-model	Forward congestion prices	$(7.35) to $24.18 per MWh
Investment in convertible notes	$ 1,604,879	Private equity component: Discounted cash flow and market multiples for both comparable publicly traded companies and merger and acquisition transactions	Future cash flows	various
			Component costs of capital	6.92 to 12.80% for debt, 19.15% for equity
			Target capital structure	33% debt, 67% equity
			Marginal tax rate	40%
			Weighted average cost of capital	14.47%
			Price/sales ratio	0.71x to 3.80x
			Price/earnings ratio	17.08x to 49.19x
			Price/cash flow ratio	7.36x to 14.32x
			Price/assets ratio	1.69x
			Price/book ratio	1.37x to 3.23x
			Price/EBITDA ratio	6.48x
		Debt component: Comparable credits	Credit margins	3.00% to 10.27%
			Deferred financing costs	2.00% to 4.00%
		Embedded option: Black-Scholes option valuation model	Current stock price	$0.00 to $0.01/share
			Option exercise price	$0.01/share
			Risk-free rate	0.10%
			Stock price volatility	100%
			Time to expiration	5 years

Changes in the inputs listed above would have a direct impact on the fair values of the above instruments. For example, the significant unobservable input used in the fair value measurement of the FTRs is the price of forward congestion. Increases or decreases in the market price proxy values assumed would result in significantly higher or lower fair values. Further, an increase or decrease in the estimated current price of the embedded option incorporated into the convertible notes would increase or decrease the fair value of the investment.

Financial Transmission Rights

FTRs are derivative financial instruments that entitle the holder to a stream of revenues, or require them to pay charges, based on the differences in day-ahead market marginal congestion cost (“MCC”) across transmission paths. FTRs are specified by a source (the start of the transmission path), a sink (the end of the path), a time period measured in hours, and a number of megawatts. FTRs may be acquired by us in monthly, annual, or long term auctions conducted by certain ISOs and are initially recorded using the auction clearing price less cost, that is, zero.

After initial recognition, the carrying values of FTRs are periodically adjusted to fair value using a mark-to-model methodology, which we believe approximates market. Note that there is generally not a liquid market for FTRs. Our FTR valuation model is:

Fair Value = (Market Price Proxy - Trade Price) x Volume x Funding Discount

Where:

•	Market Price Proxy (in $/MWh) = 30 day average of the hourly MCC at the source minus the hourly MCC at the sink;
•	Trade Price (in $/MWh) = the price paid for the FTR;
•	Volume (in MWh) = remaining volume of the position;
•	Funding Discount (a percentage) = the lowest level of funding of FTRs by the ISO in the last 12 months, applied only to the total positive fair value across all positions, not to an individual transaction.

Investment in Convertible Notes

As of December 31, 2014, the Company had an investment of $1,604,879 (principal and accrued interest of $1,500,000 and $104,879, respectively) in the Series C Convertible Promissory Notes of Ultra Green Packaging, Inc. (the “C Notes” and “Ultra Green”, respectively). See also “Note 13 – Convertible Promissory Note” for additional information.

As no public market exists for any of the securities of Ultra Green, including its C Notes, management considers its investment to be a Level 3 financial instrument to be carried at book value which management believes approximates fair value, until circumstances otherwise dictate. Each quarter, management performs a valuation of the underlying common equity and the security using generally accepted methods to value the obligations of private companies to determine if impairment to its carrying value exists.